UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.9%
Aerospace & Defense — 3.4%
437,301	Honeywell International, Inc.	$14,500,901
463,000	The Boeing Co.	20,765,550

		35,266,451

Auto Components — 1.0%
544,605	Johnson Controls, Inc.	10,853,978

Automobiles* — 0.4%
710,400	Ford Motor Co.	4,084,800

Beverages(a) — 0.8%
171,392	The Coca-Cola Co.	8,425,631

Biotechnology* — 1.6%
324,900	Biogen Idec, Inc.	16,826,571

Capital Markets — 4.6%
600,012	AllianceBernstein Holding LP	11,448,229
643,455	Morgan Stanley & Co.	19,509,555
366,600	State Street Corp.	17,028,570

		47,986,354

Chemicals — 2.5%
878,500	The Dow Chemical Co.	15,531,880
183,500	The Mosaic Co.	10,037,450

		25,569,330

Commercial Banks — 0.8%
315,300	Wells Fargo & Co.	8,040,150

Commercial Services & Supplies — 1.2%
461,670	Waste Management, Inc.	12,737,475

Computers & Peripherals — 2.1%
620,534	Hewlett-Packard Co.	21,315,343

Diversified Consumer Services — 1.2%
879,686	H&R Block, Inc.	12,843,416

Diversified Financial Services — 6.9%
2,710,344	Bank of America Corp.	30,545,577
1,096,713	JPMorgan Chase & Co.	40,468,710

		71,014,287

Diversified Telecommunication Services — 3.7%
1,195,478	AT&T, Inc.	29,635,900
204,808	Embarq Corp.	8,606,032

		38,241,932

Electric Utilities — 8.0%
368,347	American Electric Power Co., Inc.	9,702,260
141,361	Edison International	4,133,396
479,616	Entergy Corp.	35,788,946
366,397	FirstEnergy Corp.	13,846,142

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
596,885	PPL Corp.	$19,380,856

		82,851,600

Electrical Equipment — 0.9%
302,200	Emerson Electric Co.	9,697,598

Energy Equipment & Services* — 0.9%
116,900	Transocean Ltd.	9,291,212

Food & Staples Retailing — 1.2%
246,604	Wal-Mart Stores, Inc.	12,266,083

Food Products — 2.8%
171,806	General Mills, Inc.	8,793,031
840,031	Unilever NV	20,110,342

		28,903,373

Health Care Equipment & Supplies — 2.6%
360,407	Baxter International, Inc.	18,449,234
129,000	Becton, Dickinson & Co.	8,730,720

		27,179,954

Household Products — 1.7%
93,846	The Clorox Co.	4,921,284
235,000	The Procter & Gamble Co.	12,205,900

		17,127,184

Insurance — 7.1%
228,100	Aflac, Inc.	8,097,550
155,488	Everest Re Group Ltd.	10,764,434
226,323	Marsh & McLennan Cos., Inc.	4,282,031
156,919	PartnerRe Ltd.(a)	10,240,534
350,558	The Allstate Corp.	9,019,857
126,807	The Chubb Corp.	5,027,898
646,292	The Travelers Cos., Inc.	26,278,233

		73,710,537

Life Sciences Tools & Services* — 1.1%
287,500	Thermo Fisher Scientific, Inc.	11,186,625

Media — 3.1%
1,596,720	Comcast Corp.	21,986,835
430,420	Time Warner, Inc.(a)	10,080,436

		32,067,271

Metals & Mining — 1.1%
206,300	Freeport-McMoRan Copper & Gold, Inc.	11,228,909

Multi-Utilities — 0.2%
47,562	PG&E Corp.	1,746,001

Multiline Retail — 1.3%
233,500	J.C. Penney Co., Inc.	6,092,015

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — (continued)
180,000	Target Corp.	$7,074,000

		13,166,015

Oil, Gas & Consumable Fuels — 14.9%
222,700	BP PLC ADR(a)	11,023,650
344,500	Chevron Corp.	22,967,815
329,101	Devon Energy Corp.	20,812,347
268,514	EOG Resources, Inc.(a)	19,652,540
290,767	Exxon Mobil Corp.	20,164,691
452,754	Hess Corp.	30,148,889
441,966	Occidental Petroleum Corp.	29,660,338

		154,430,270

Pharmaceuticals — 6.2%
839,899	Johnson & Johnson	46,328,829
403,716	Wyeth	18,110,700

		64,439,529

Real Estate Investment Trusts — 1.9%
336,500	Annaly Capital Management, Inc.	4,690,810
107,300	Federal Realty Investment Trust(a)	5,649,345
276,200	Health Care REIT, Inc.(a)	9,459,850

		19,800,005

Road & Rail — 0.5%
147,000	Norfolk Southern Corp.	5,468,400

Semiconductors & Semiconductor Equipment — 0.5%
296,800	Intel Corp.	4,665,696

Software — 0.9%
483,442	Oracle Corp.	9,470,629

Specialty Retail — 2.4%
441,300	Staples, Inc.	9,024,585
472,300	The Home Depot, Inc.	10,938,468
147,800	The TJX Cos., Inc.	4,361,578

		24,324,631

Textiles, Apparel & Luxury Goods — 1.3%
235,900	NIKE, Inc. Class B	13,458,095

Thrifts & Mortgage Finance(a) — 1.0%
929,279	New York Community Bancorp, Inc.	10,277,826

Tobacco — 2.9%
692,541	Philip Morris International, Inc.	29,529,948

Wireless Telecommunication Services* — 2.2%
4,463,773	Sprint Nextel Corp.	22,988,431

TOTAL COMMON STOCKS		$1,002,481,540

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(b)(c) — 1.7%
JPMorgan Chase & Co.
21,459,000	7.900%	04/29/49	$17,918,909

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(d) — 1.4%
Joint Repurchase Agreement Account II
$14,200,000	0.183%	06/01/09	$14,200,000
Maturity Value: $14,200,217

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,034,600,449

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(e) — 3.7%
Boston Global Investment Trust - Enhanced Portfolio
38,218,179	0.398%	37,988,870

TOTAL INVESTMENTS — 103.7%		$1,072,589,319

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(38,120,379)

NET ASSETS — 100.0%		$1,034,468,940

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,202,280,557

Gross unrealized gain	43,831,624
Gross unrealized loss	(173,522,862)

Net unrealized security loss	$(129,691,238)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.0%
Aerospace & Defense — 3.5%
991,033	Honeywell International, Inc.	$32,862,654
996,847	The Boeing Co.	44,708,588

		77,571,242

Auto Components(a) — 1.0%
1,168,503	Johnson Controls, Inc.	23,288,265

Automobiles* — 0.4%
1,530,800	Ford Motor Co.	8,802,100

Biotechnology* — 1.6%
696,969	Biogen Idec, Inc.	36,096,024

Capital Markets — 6.4%
533,979	Franklin Resources, Inc.	35,696,496
1,888,311	Invesco Ltd.	29,552,067
988,978	Morgan Stanley & Co.	29,985,813
789,517	State Street Corp.	36,673,065
658,721	TD Ameritrade Holding Corp.*	11,224,606

		143,132,047

Chemicals(a) — 2.1%
1,376,940	The Dow Chemical Co.	24,344,299
396,648	The Mosaic Co.	21,696,646

		46,040,945

Commercial Banks — 1.3%
211,475	M&T Bank Corp.(a)	10,637,192
677,704	Wells Fargo & Co.	17,281,452

		27,918,644

Commercial Services & Supplies — 1.2%
984,537	Waste Management, Inc.	27,163,376

Computers & Peripherals — 2.0%
1,283,601	Hewlett-Packard Co.	44,091,694

Consumer Finance* — 0.6%
2,002,011	SLM Corp.	13,233,293

Diversified Financial Services — 7.1%
5,900,940	Bank of America Corp.	66,503,594
2,493,915	JPMorgan Chase & Co.(a)	92,025,463

		158,529,057

Diversified Telecommunication Services — 0.9%
854,787	AT&T, Inc.	21,190,170

Electric Utilities — 5.2%
563,121	American Electric Power Co., Inc.	14,832,607
943,201	Entergy Corp.	70,381,659
839,153	FirstEnergy Corp.	31,711,592

		116,925,858

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 0.9%
616,874	Emerson Electric Co.	$19,795,487

Energy Equipment & Services* — 2.2%
398,739	Transocean Ltd.	31,691,776
862,300	Weatherford International Ltd.	17,849,610

		49,541,386

Food & Staples Retailing — 1.2%
528,398	Wal-Mart Stores, Inc.	26,282,517

Food Products — 2.6%
342,449	General Mills, Inc.	17,526,540
1,726,857	Unilever NV	41,340,956

		58,867,496

Health Care Equipment & Supplies — 3.5%
876,975	Baxter International, Inc.	44,892,350
244,097	Becton, Dickinson & Co.	16,520,485
367,416	Zimmer Holdings, Inc.*	16,368,383

		77,781,218

Health Care Providers & Services* — 3.3%
455,204	Laboratory Corp. of America Holdings	27,749,236
965,759	WellPoint, Inc.	44,975,396

		72,724,632

Household Products — 1.2%
497,571	The Procter & Gamble Co.	25,843,838

Insurance — 7.5%
652,361	Aflac, Inc.	23,158,816
480,836	Everest Re Group Ltd.	33,288,276
357,853	PartnerRe Ltd.	23,353,487
549,185	Prudential Financial, Inc.	21,917,973
272,331	The Chubb Corp.	10,797,924
1,365,320	The Travelers Cos., Inc.	55,513,911

		168,030,387

Internet Software & Services* — 0.5%
27,507	Google, Inc.	11,476,746

IT Services(a) — 0.7%
246,504	Visa, Inc.	16,690,786

Life Sciences Tools & Services*(a) — 1.1%
616,800	Thermo Fisher Scientific, Inc.	23,999,688

Media — 5.5%
3,439,133	Comcast Corp.	47,356,861
1,806,700	DISH Network Corp.*	29,629,880
926,947	Time Warner, Inc.(a)	21,709,099
1,086,829	Viacom, Inc. Class B*	24,094,999

		122,790,839

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.1%
445,600	Freeport-McMoRan Copper & Gold, Inc.	$24,254,008

Multi-Utilities — 0.9%
522,592	PG&E Corp.	19,184,352

Multiline Retail — 1.3%
500,400	J.C. Penney Co., Inc.	13,055,436
385,834	Target Corp.	15,163,276

		28,218,712

Oil, Gas & Consumable Fuels — 13.7%
913,618	Devon Energy Corp.	57,777,202
577,578	EOG Resources, Inc.(a)	42,272,934
613,459	Exxon Mobil Corp.	42,543,382
1,030,353	Hess Corp.	68,611,206
681,975	Occidental Petroleum Corp.	45,767,342
1,062,418	Range Resources Corp.	48,669,369

		305,641,435

Pharmaceuticals — 5.3%
1,322,455	Johnson & Johnson(a)	72,946,618
985,743	Wyeth	44,220,431

		117,167,049

Semiconductors & Semiconductor Equipment — 0.4%
628,400	Intel Corp.	9,878,448

Software — 2.0%
1,872,900	Activision Blizzard, Inc.*	22,624,632
1,165,227	Oracle Corp.	22,826,797

		45,451,429

Specialty Retail — 2.4%
941,342	Staples, Inc.	19,250,444
1,000,130	The Home Depot, Inc.	23,163,011
373,161	The TJX Cos., Inc.	11,011,981

		53,425,436

Textiles, Apparel & Luxury Goods — 1.3%
500,205	NIKE, Inc. Class B	28,536,695

Tobacco — 2.7%
1,416,916	Philip Morris International, Inc.	60,417,298

Wireless Telecommunication Services* — 2.4%
10,559,547	Sprint Nextel Corp.	54,381,667

TOTAL COMMON STOCKS		$2,164,364,264

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.9%
Joint Repurchase Agreement Account II
$64,400,000	0.183%	06/01/09	$64,400,000
Maturity Value: $64,400,982

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$2,228,764,264

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 5.6%
Boston Global Investment Trust - Enhanced Portfolio
124,928,156	0.398%	124,178,587

TOTAL INVESTMENTS — 105.5%		$2,352,942,851

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(123,046,502)

NET ASSETS — 100.0%		$2,229,896,349

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.

(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(d) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,537,036,915

Gross unrealized gain	130,926,922
Gross unrealized loss	(315,020,986)

Net unrealized security loss	$(184,094,064)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Aerospace & Defense*(a) — 0.6%
334,328	Alliant Techsystems, Inc.	$28,849,163

Airlines*(a) — 0.2%
1,466,447	Delta Air Lines, Inc.	8,520,057

Auto Components(a) — 0.8%
1,714,414	Johnson Controls, Inc.	34,168,271

Automobiles* — 1.6%
12,419,713	Ford Motor Co.	71,413,350

Beverages — 0.4%
1,010,989	Coca-Cola Enterprises, Inc.	16,843,077

Biotechnology*(a) — 0.5%
454,400	Biogen Idec, Inc.	23,533,376

Building Products(a) — 0.4%
544,077	Lennox International, Inc.	16,871,828

Capital Markets — 4.1%
6,121,804	Invesco Ltd.	95,806,233
3,551,735	Janus Capital Group, Inc.	36,014,593
496,923	Lazard Ltd.	14,052,982
660,327	Northern Trust Corp.(a)	38,067,852

		183,941,660

Chemicals — 3.1%
566,882	Airgas, Inc.(a)	23,956,433
2,275,315	Celanese Corp.	46,666,711
3,185,400	Huntsman Corp.	20,131,728
726,183	Intrepid Potash, Inc.*(a)	23,673,566
991,745	Terra Industries, Inc.	27,560,593

		141,989,031

Commercial Banks — 2.0%
357,434	Commerce Bancshares, Inc.	11,248,448
1,357,967	Fifth Third Bancorp(a)	9,369,972
2,374,636	KeyCorp(a)	11,873,180
252,218	M&T Bank Corp.(a)	12,686,565
8,151,226	Regions Financial Corp.(a)	34,153,637
3,703,340	Synovus Financial Corp.(a)	12,109,922

		91,441,724

Commercial Services & Supplies — 3.0%
1,988,339	Iron Mountain, Inc.*(a)	54,182,238
3,509,329	Republic Services, Inc.	79,977,608

		134,159,846

Communications Equipment*(a) — 1.2%
2,007,662	CommScope, Inc.	52,681,051

Construction Materials(a) — 0.7%
697,060	Vulcan Materials Co.	30,872,787

Consumer Finance — 0.8%
1,767,689	Discover Financial Services	16,899,107
3,023,462	SLM Corp.*	19,985,084

		36,884,191

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services — 1.5%
4,510,306	H&R Block, Inc.	$65,850,468

Diversified Financial Services* — 0.7%
1,586,798	The NASDAQ OMX Group, Inc.	33,497,306

Diversified Telecommunication Services — 0.8%
864,229	Embarq Corp.	36,314,903

Electric Utilities — 10.5%
2,394,765	American Electric Power Co., Inc.	63,078,110
2,622,149	DPL, Inc.(a)	57,057,962
2,187,471	Edison International	63,961,652
1,626,133	Entergy Corp.	121,342,044
1,297,978	FirstEnergy Corp.	49,050,589
3,609,183	PPL Corp.	117,190,172

		471,680,529

Electrical Equipment — 1.0%
914,436	Cooper Industries Ltd.	30,011,790
531,100	Rockwell Automation, Inc.	16,299,459

		46,311,249

Electronic Equipment, Instruments & Components — 1.4%
1,857,959	Amphenol Corp.	62,037,251

Energy Equipment & Services — 3.3%
1,011,033	Dril-Quip, Inc.*(a)	41,775,884
1,132,900	Pride International, Inc.*	27,438,838
1,182,885	Smith International, Inc.	34,528,413
2,127,159	Weatherford International Ltd.*	44,032,191

		147,775,326

Food & Staples Retailing(a) — 0.4%
877,063	The Kroger Co.	19,997,036

Food Products — 2.0%
422,826	Campbell Soup Co.	11,720,737
1,823,668	ConAgra Foods, Inc.	33,901,988
593,630	H.J. Heinz Co.(a)	21,714,985
544,065	The J.M. Smucker Co.(a)	21,904,057

		89,241,767

Gas Utilities(a) — 0.7%
858,757	EQT Corp.	31,988,698

Health Care Equipment & Supplies — 2.5%
352,972	Becton, Dickinson & Co.	23,889,145
95,684	C.R. Bard, Inc.	6,840,449
720,955	Edwards Lifesciences Corp.*	46,025,767
1,465,450	Kinetic Concepts, Inc.*(a)	37,999,119

		114,754,480

Health Care Providers & Services* — 2.5%
921,199	Laboratory Corp. of America Holdings(a)	56,156,291

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services*-- (continued)
1,249,699	WellPoint, Inc.	$58,198,482

		114,354,773

Hotels, Restaurants & Leisure — 0.8%
1,397,758	Starwood Hotels & Resorts Worldwide, Inc.	34,203,138

Household Durables — 3.6%
918,126	Fortune Brands, Inc.	32,143,592
543,193	M.D.C. Holdings, Inc.(a)	16,681,457
339,582	Mohawk Industries, Inc.*(a)	12,995,803
2,267,075	Newell Rubbermaid, Inc.(a)	26,094,033
101,619	NVR, Inc.*(a)	50,291,243
738,632	Snap-on, Inc.	23,008,387

		161,214,515

Household Products(a) — 1.4%
221,731	Energizer Holdings, Inc.*	11,587,662
1,009,077	The Clorox Co.	52,915,998

		64,503,660

Insurance — 12.4%
819,373	Arch Capital Group Ltd.*	46,630,517
919,228	Everest Re Group Ltd.	63,638,155
1,764,397	Lincoln National Corp.	33,435,323
2,965,968	Marsh & McLennan Cos., Inc.	56,116,115
715,554	PartnerRe Ltd.	46,697,054
1,738,856	Principal Financial Group, Inc.	38,602,603
3,990,480	The Progressive Corp.*	64,366,442
566,407	Torchmark Corp.(a)	22,746,905
2,046,896	Unum Group	35,022,391
4,291,560	W.R. Berkley Corp.	93,083,936
2,139,977	Willis Group Holdings Ltd.	56,987,588

		557,327,029

Internet Software & Services* — 0.3%
865,698	IAC/InterActiveCorp.	13,989,680

IT Services* — 0.9%
481,935	Affiliated Computer Services, Inc.	21,658,159
661,257	Hewitt Associates, Inc.	19,176,453

		40,834,612

Machinery(a) — 1.1%
546,819	Eaton Corp.	23,786,627
658,489	Parker Hannifin Corp.	27,827,745

		51,614,372

Media* — 2.8%
4,616,523	DISH Network Corp.	75,710,977
2,264,033	Viacom, Inc. Class B	50,193,612

		125,904,589

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.1%
3,205,431	Steel Dynamics, Inc.	$47,889,139

Multi-Utilities — 2.1%
2,383,033	CMS Energy Corp.(a)	27,023,594
1,341,359	PG&E Corp.(a)	49,241,289
428,241	Sempra Energy	19,562,049

		95,826,932

Multiline Retail — 1.7%
1,613,802	J.C. Penney Co., Inc.(a)	42,104,094
779,279	Kohl’s Corp.*	33,095,979

		75,200,073

Oil, Gas & Consumable Fuels — 7.3%
2,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	1,431
4,600	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*(b)	2,531
2,756,619	Newfield Exploration Co.*	99,569,078
1,169,396	Noble Energy, Inc.(a)	69,555,674
2,474,876	Range Resources Corp.(a)	113,374,070
999,954	Whiting Petroleum Corp.*	46,857,844

		329,360,628

Paper & Forest Products — 0.9%
2,893,238	International Paper Co.	41,575,830

Real Estate Investment Trusts — 4.9%
1,123,224	Alexandria Real Estate Equities, Inc.(a)	40,323,742
869,983	Boston Properties, Inc.(a)	42,037,579
2,340,562	Douglas Emmett, Inc.	21,767,227
342,287	Essex Property Trust, Inc.(a)	23,306,322
439,874	Federal Realty Investment Trust(a)	23,159,366
660,109	Health Care REIT, Inc.(a)	22,608,733
3,033,296	Host Hotels & Resorts, Inc.	28,452,316
394,086	Simon Property Group, Inc.	21,071,778

		222,727,063

Road & Rail — 1.0%
621,865	Landstar System, Inc.	23,630,870
550,040	Norfolk Southern Corp.	20,461,488

		44,092,358

Semiconductors & Semiconductor Equipment — 1.0%
710,447	KLA-Tencor Corp.(a)	19,182,069
742,749	Linear Technology Corp.(a)	17,387,754
1,027,342	Teradyne, Inc.*	7,345,495

		43,915,318

Software — 2.9%
7,450,630	Activision Blizzard, Inc.*	90,003,610

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
2,233,669	CA, Inc.	$38,977,524

		128,981,134

Specialty Retail — 2.8%
106,617	AutoZone, Inc.*(a)	16,221,776
956,135	Ross Stores, Inc.(a)	37,442,247
1,879,062	The TJX Cos., Inc.	55,451,120
912,163	Urban Outfitters, Inc.*	18,626,368

		127,741,511

Textiles, Apparel & Luxury Goods(a) — 0.4%
329,917	NIKE, Inc. Class B	18,821,765

Thrifts & Mortgage Finance(a) — 1.1%
2,866,262	New York Community Bancorp, Inc.	31,700,858
1,273,484	People’s United Financial, Inc.	20,121,047

		51,821,905

Tobacco — 0.7%
428,621	Lorillard, Inc.	29,287,673

Wireless Telecommunication Services*(a) — 1.2%
10,790,109	Sprint Nextel Corp.	55,569,061

TOTAL COMMON STOCKS		$4,468,375,183

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 1.5%
Joint Repurchase Agreement Account II
$66,700,000	0.183%	06/01/09	$66,700,000
Maturity Value: $66,701,017

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$4,535,075,183

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 12.0%
Boston Global Investment Trust - Enhanced Portfolio
545,085,020	0.398%	541,814,510

TOTAL INVESTMENTS — 112.6%		$5,076,889,693

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.6)%		(568,703,450)

NET ASSETS — 100.0%		$4,508,186,243

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $2,531, which represents approximately 0.0% of net assets as of May 31, 2009.

(c) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,363,232,658

Gross unrealized gain	372,894,646
Gross unrealized loss	(659,237,611)

Net unrealized security loss	$(286,342,965)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Aerospace & Defense* — 0.9%
392,694	AAR Corp.(a)	$5,772,602
121,171	TransDigm Group, Inc.	4,752,326

		10,524,928

Airlines*(a) — 1.1%
2,553,349	AirTran Holdings, Inc.	12,945,479

Biotechnology*(a) — 0.5%
866,490	Medarex, Inc.	6,273,388

Building Products — 0.5%
178,256	Universal Forest Products, Inc.	5,429,678

Capital Markets — 2.3%
728,564	Apollo Investment Corp.	4,014,387
357,795	Ares Capital Corp.	2,737,132
445,491	BGC Partners, Inc.	1,501,305
267,168	KBW, Inc.*(a)	6,954,383
422,938	Knight Capital Group, Inc.*(a)	7,278,763
651,861	PennantPark Investment Corp.	4,432,655

		26,918,625

Chemicals — 3.2%
602,542	H.B. Fuller Co.	10,255,265
533,637	KMG Chemicals, Inc.	3,735,459
195,264	Minerals Technologies, Inc.(a)	7,638,728
2,204,072	PolyOne Corp.*	6,634,257
429,360	Sensient Technologies Corp.	9,840,931

		38,104,640

Commercial Banks — 12.0%
378,480	Bank of the Ozarks, Inc.(a)	9,571,759
708,321	Boston Private Financial Holdings, Inc.(a)	3,527,439
133,074	Bridge Capital Holdings*(a)	798,444
128,332	Capital City Bank Group, Inc.(a)	1,817,181
183,157	City Holding Co.	5,813,403
481,119	CoBiz, Inc.(a)	3,127,274
19,032	Community Trust Bancorp, Inc.	523,951
121,036	Cullen/Frost Bankers, Inc.	5,924,712
282,264	East West Bancorp, Inc.(a)	2,277,870
525,761	F.N.B. Corp.(a)	3,512,083
295,233	First Financial Bankshares, Inc.(a)	14,416,227
157,006	FirstMerit Corp.	2,733,475
517,485	Glacier Bancorp, Inc.(a)	8,574,726
293,334	Hancock Holding Co.(a)	10,246,157
183,223	Home Bancshares, Inc.	3,655,299
154,632	IBERIABANK Corp.	6,729,585
177,030	PacWest Bancorp(a)	2,501,434
172,396	Pinnacle Financial Partners, Inc.*(a)	2,499,742

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
452,212	Prosperity Bancshares, Inc.(a)	$12,689,069
66,778	S.Y. Bancorp, Inc.	1,654,759
224,375	SCBT Financial Corp.	5,059,656
338,957	Seacoast Banking Corp. of Florida(a)	871,120
52,892	Sierra Bancorp(a)	765,876
395,341	Signature Bank*	10,693,974
262,753	Southcoast Financial Corp.*(d)	1,684,247
203,036	Sterling Bancorp	1,863,870
279,305	Sterling Bancshares, Inc.	1,770,794
164,659	Summit State Bank	1,152,613
193,727	Texas Capital Bancshares, Inc.*	2,973,709
255,607	The South Financial Group, Inc.(a)	485,653
231,330	TriCo Bancshares(a)	3,289,513
210,735	UMB Financial Corp.(a)	8,456,796
110,723	United Community Banks, Inc.(a)	858,103

		142,520,513

Commercial Services & Supplies — 2.3%
1,124,889	Comfort Systems USA, Inc.	10,495,214
367,500	G&K Services, Inc.	7,879,200
368,485	Waste Connections, Inc.*	9,359,519

		27,733,933

Communications Equipment — 2.4%
903,775	ADC Telecommunications, Inc.*(a)	6,362,576
451,147	Emulex Corp.*	4,958,106
75,994	F5 Networks, Inc.*(a)	2,413,569
537,888	Plantronics, Inc.	9,595,922
315,472	Polycom, Inc.*(a)	5,460,820

		28,790,993

Computers & Peripherals* — 2.3%
750,162	Avid Technology, Inc.(a)	10,682,307
1,099,153	Electronics for Imaging, Inc.	11,178,386
433,425	Intermec, Inc.	4,975,719

		26,836,412

Consumer Finance* — 0.3%
243,335	First Cash Financial Services, Inc.	3,676,792

Diversified Consumer Services — 0.5%
335,021	Hillenbrand, Inc.	5,748,960

Diversified Financial Services — 1.2%
444,970	Compass Diversified Holdings	3,915,736
411,294	Financial Federal Corp.	10,195,978

		14,111,714

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services* — 0.4%
397,106	Premiere Global Services, Inc.	$4,753,359

Electric Utilities — 5.2%
523,687	Cleco Corp.(a)	10,714,636
1,307,314	El Paso Electric Co.*	17,308,837
144,308	Great Plains Energy, Inc.(a)	2,174,722
151,505	MGE Energy, Inc.	4,701,200
1,029,859	NV Energy, Inc.	10,298,590
174,865	The Empire District Electric Co.(a)	2,740,135
145,037	Unisource Energy Corp.	3,689,741
565,659	Westar Energy, Inc.	10,097,013

		61,724,874

Electrical Equipment(a) — 0.3%
133,565	Franklin Electric Co., Inc.	3,176,176

Electronic Equipment, Instruments & Components — 1.4%
191,242	Anixter International, Inc.*(a)	7,844,747
243,608	MTS Systems Corp.	5,403,225
159,137	National Instruments Corp.	3,375,296

		16,623,268

Energy Equipment & Services — 1.8%
100,996	Core Laboratories NV(a)	9,588,560
270,167	Dril-Quip, Inc.*	11,163,301

		20,751,861

Food & Staples Retailing — 1.1%
426,971	Casey’s General Stores, Inc.	10,772,478
84,066	Nash Finch Co.	2,463,975

		13,236,453

Food Products — 2.2%
193,996	Flowers Foods, Inc.(a)	4,106,895
242,751	Lance, Inc.(a)	5,177,879
217,041	Ralcorp Holdings, Inc.*	12,429,938
272,992	The Hain Celestial Group, Inc.*	4,687,273

		26,401,985

Gas Utilities — 0.5%
302,354	Southwest Gas Corp.	6,282,916

Health Care Equipment & Supplies — 3.5%
664,843	American Medical Systems Holdings, Inc.*(a)	10,085,669
1,251,625	Cardiac Science Corp.*(d)	5,169,211
118,024	Edwards Lifesciences Corp.*	7,534,652
212,283	Hill-Rom Holdings, Inc.(a)	3,430,493
96,352	Kinetic Concepts, Inc.*	2,498,408
199,338	Orthofix International NV*	5,047,238

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
994,067	Symmetry Medical, Inc.*	$7,644,375

		41,410,046

Health Care Providers & Services* — 1.6%
294,062	Amedisys, Inc.(a)	8,945,366
366,498	Lincare Holdings, Inc.(a)	7,982,327
90,274	PSS World Medical, Inc.	1,450,703

		18,378,396

Hotels, Restaurants & Leisure — 1.9%
152,345	Ameristar Casinos, Inc.	3,057,564
388,571	California Pizza Kitchen, Inc.*(a)	5,420,565
99,184	CEC Entertainment, Inc.*	3,186,782
212,183	Choice Hotels International, Inc.(a)	5,790,474
200,658	Papa John’s International, Inc.*	5,437,832

		22,893,217

Household Durables — 1.5%
106,968	Ethan Allen Interiors, Inc.(a)	1,311,428
171,790	M.D.C. Holdings, Inc.	5,275,671
108,010	Snap-on, Inc.	3,364,512
480,031	The Ryland Group, Inc.(a)	8,198,929

		18,150,540

Insurance — 8.2%
901,376	Ambac Financial Group, Inc.(a)	1,126,720
1,680,651	American Equity Investment Life Holding Co.	9,764,582
524,741	Aspen Insurance Holdings Ltd.	12,116,270
162,924	Assured Guaranty Ltd.(a)	2,135,934
248,690	Donegal Group, Inc.	3,760,193
805,775	Max Capital Group Ltd.	12,739,303
2,030,761	Meadowbrook Insurance Group, Inc.	15,007,324
260,438	ProAssurance Corp.*	11,774,402
173,634	RLI Corp.	8,136,489
312,149	Tower Group, Inc.(a)	7,457,239
207,023	W.R. Berkley Corp.	4,490,329
341,923	Willis Group Holdings Ltd.	9,105,409

		97,614,194

IT Services — 0.6%
111,879	Global Payments, Inc.	4,023,169
91,020	MAXIMUS, Inc.	3,631,698

		7,654,867

Leisure Equipment & Products(a) — 0.4%
240,180	Pool Corp.	4,186,337

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — 2.3%
865,809	Actuant Corp.	$10,632,135
442,132	Mueller Industries, Inc.	9,713,640
375,519	Tennant Co.	6,860,732
244,204	Wabash National Corp.	305,255

		27,511,762

Media — 0.8%
275,015	Interactive Data Corp.	6,449,102
352,716	Knology, Inc.*	2,821,728

		9,270,830

Metals & Mining — 2.2%
352,100	Commercial Metals Co.	5,975,137
547,287	Kaiser Aluminum Corp.	17,004,207
170,159	Olympic Steel, Inc.	3,141,135

		26,120,479

Multi-Utilities — 0.6%
523,056	CMS Energy Corp.(a)	5,931,455
28,410	NorthWestern Corp.	608,826

		6,540,281

Multiline Retail*(a) — 0.6%
301,308	Big Lots, Inc.	6,933,097

Oil, Gas & Consumable Fuels — 2.3%
371,262	Cabot Oil & Gas Corp.	13,042,434
372,551	Goodrich Petroleum Corp.*(a)	9,954,563
403,785	Rex Energy Corp.*	2,749,776
111,560	SandRidge Energy, Inc.*	1,214,888

		26,961,661

Personal Products — 0.5%
128,695	Alberto-Culver Co.	2,990,872
440,904	Elizabeth Arden, Inc.*	3,108,373

		6,099,245

Professional Services* — 1.1%
563,613	On Assignment, Inc.	2,012,099
368,693	Resources Connection, Inc.	6,831,881
210,207	School Specialty, Inc.(a)	3,998,137

		12,842,117

Real Estate Investment Trusts — 9.4%
550,515	Acadia Realty Trust	7,387,911
757,529	American Campus Communities, Inc.	17,415,592
675,408	BioMed Realty Trust, Inc.	6,639,261
523,603	Cogdell Spencer, Inc.	1,963,511
431,747	Digital Realty Trust, Inc.(a)	15,443,590
299,481	Entertainment Properties Trust	6,085,454
2,004,031	MFA Mortgage Investments, Inc.	12,545,234

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
120,594	Mid-America Apartment Communities, Inc.	$4,376,356
879,053	National Retail Properties, Inc.(a)	15,040,597
848,998	OMEGA Healthcare Investors, Inc.	13,558,498
818,313	Parkway Properties, Inc.	10,670,802

		111,126,806

Road & Rail(a) — 0.3%
230,622	Heartland Express, Inc.	3,620,765

Semiconductors & Semiconductor Equipment* — 3.2%
1,226,535	Atmel Corp.	4,722,160
270,263	ATMI, Inc.	4,386,368
517,300	Fairchild Semiconductor International, Inc.	3,652,138
228,360	FormFactor, Inc.	4,144,734
423,131	MKS Instruments, Inc.	5,716,500
1,033,955	ON Semiconductor Corp.(a)	7,082,592
506,225	Semtech Corp.(a)	8,145,160

		37,849,652

Software* — 3.6%
332,915	Ariba, Inc.(a)	3,152,705
457,226	JDA Software Group, Inc.	6,812,667
2,246,475	Lawson Software, Inc.	11,816,459
414,453	Monotype Imaging Holdings, Inc.	2,341,659
900,857	Parametric Technology Corp.	10,431,924
209,931	Progress Software Corp.	4,706,653
164,141	Solera Holdings, Inc.	3,758,829

		43,020,896

Specialty Retail — 5.1%
493,129	Aaron Rents, Inc.(a)	16,061,212
145,448	Advance Auto Parts, Inc.	6,194,630
86,128	Aeropostale, Inc.*(a)	2,981,751
224,296	Asbury Automotive Group, Inc.	2,130,812
110,964	Monro Muffler Brake, Inc.	2,964,958
244,490	The Children’s Place Retail Stores, Inc.*(a)	8,779,636
392,608	The Finish Line, Inc.	2,712,921
262,074	The Gymboree Corp.*	9,657,427
136,353	Tractor Supply Co.*	5,233,228
188,282	Urban Outfitters, Inc.*	3,844,719

		60,561,294

Textiles, Apparel & Luxury Goods*(a) — 0.7%
347,284	Fossil, Inc.	7,772,216

Thrifts & Mortgage Finance — 1.7%
119,097	Berkshire Hills Bancorp, Inc.	2,548,676
638,258	Brookline Bancorp, Inc.	6,280,459
232,319	Dime Community Bancshares	2,069,962

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — (continued)
506,786	NewAlliance Bancshares, Inc.(a)	$6,557,811
107,356	Provident Financial Services, Inc.	1,056,383
74,943	WSFS Financial Corp.	1,988,238

		20,501,529

Trading Companies & Distributors — 3.4%
688,289	Applied Industrial Technologies, Inc.	14,295,763
140,861	Beacon Roofing Supply, Inc.*	2,042,484
1,427,791	RSC Holdings, Inc.*(a)	8,595,302
307,911	Watsco, Inc.(a)	15,158,458

		40,092,007

Transportation Infrastructure(a) — 0.7%
492,792	Aegean Marine Petroleum Network, Inc.	7,860,032

TOTAL COMMON STOCKS		$1,167,539,213

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.6%
Joint Repurchase Agreement Account II
$18,700,000	0.183%	06/01/09	$18,700,000
Maturity Value: $18,700,285

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,186,239,213

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 18.5%
Boston Global Investment Trust — Enhanced Portfolio
219,828,496	0.398%	218,509,525

TOTAL INVESTMENTS — 118.7%		$1,404,748,738

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%		(221,420,648)

NET ASSETS — 100.0%		$1,183,328,090

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,575,153,243

Gross unrealized gain	99,148,350
Gross unrealized loss	(269,552,855)

Net unrealized security loss	$(170,404,505)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy. All amounts in the following table reflect Investments in Securities Long-Assets:

Level	Growth and Income	Large Cap Value	Mid Cap Value	Small Cap Value

Level 1	$1,002,481,540	$2,164,364,264	$4,468,371,221	$1,167,539,213

Level 2	70,107,779	188,578,587	608,518,472	237,209,525

Level 3	—	—	—	—

Total	$1,072,589,319	$2,352,942,851	$5,076,889,693	$1,404,748,738

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Growth and Income	$14,200,000

Large Cap Value	64,400,000

Mid Cap Value	66,700,000

Small Cap Value	18,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,850,000,000	0.19%	06/01/09	$5,850,092,625

Barclays Capital, Inc.	2,324,100,000	0.17	06/01/09	2,324,132,925

Barclays Capital, Inc.	6,500,000,000	0.18	06/01/09	6,500,097,500

Citigroup Global Markets, Inc.	4,000,000,000	0.18	06/01/09	4,000,060,000

Credit Suisse Securities (USA) LLC	2,000,000,000	0.19	06/01/09	2,000,031,667

Deutsche Bank Securities, Inc.	3,050,000,000	0.18	06/01/09	3,050,045,750

JPMorgan Securities	2,050,000,000	0.19	06/01/09	2,050,032,458

Merrill Lynch & Co., Inc.	750,000,000	0.19	06/01/09	750,011,875

Morgan Stanley & Co.	5,500,000,000	0.18	06/01/09	5,500,082,500

RBS Securities, Inc.	500,000,000	0.20	06/01/09	500,008,333

UBS Securities LLC	200,000,000	0.18	06/01/09	200,003,000

Wachovia Capital Markets	300,000,000	0.19	06/01/09	300,004,750

TOTAL				$33,024,603,383

At May 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.750% to 5.770%, due 01/17/17 to 07/26/32; Federal Home Loan Bank, 4.750% to 5.625%, due 11/14/14 to 05/15/24; Federal Home Loan Mortgage Corp., 3.500% to 15.000%, due 06/01/09 to 05/01/48; Federal National Mortgage Association, 3.500% to 12.750%, due 06/01/09 to 01/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000% due 05/15/20; Government National Mortgage Association, 3.500% to 9.500%, due 07/15/09 to 01/15/49; U.S. Treasury Inflation Protected Securities, 1.375% to 2.125%, due 01/15/18 to 01/15/28; U.S. Treasury Bonds, 6.250% to 7.250%, due 08/15/22 to 08/15/23 and U.S. Treasury Notes, 0.875% to 4.500%, due 07/31/10 to 01/31/13. The aggregate market value of the collateral, including accrued interest, was $33,825,090,268.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2009

* Print the name and title of each signing officer under his or her signature.